Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 843,702	¥ 796,203
Less: accumulated amortization	(172,306)	(106,534)
Intangible assets, net	671,396	689,669
Trademark
Finite Lived Intangible Assets [Line Items]
Total cost	657,166	618,893
Software
Finite Lived Intangible Assets [Line Items]
Total cost	39,499	40,301
Customer Relationship
Finite Lived Intangible Assets [Line Items]
Total cost	94,932	88,138
Technique
Finite Lived Intangible Assets [Line Items]
Total cost	45,205	41,971
Non-complete
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 6,900	¥ 6,900